Contract assets and liabilities (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Costs and estimated earnings on uncompleted contracts	$ 750		$ 228
Less: billings to date	(1,158)		(1,230)
Costs incurred in contracts in process	682		169
Estimated earnings	(408)		(1,002)
Unbilled revenue	$ 217		$ 74
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 688,184		¥ 503,434
Less: billings to date | ¥		(645,695)		(468,605)
Unbilled revenue | ¥		¥ 42,489		¥ 34,829